INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

The Group is subject to different income tax rates in various countries and jurisdictions under laws and relevant interpretations depending on the place of formation. Under the current laws of Germany, companies are subject to income tax at a standard rate of 15% (15.825% including solidarity surcharge), plus municipal trade tax of 7%-17%. The income tax rates in other countries and jurisdictions are of little effect on the financial statements.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment. Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which once called Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. Jizhu Shanghai is entitled to a two-year exemption and three-year 50% reduction tax holiday starting from the first profit making year after absorbing all prior years’ tax losses, and has entered into the first tax profitable year in 2014. Therefore, it applied tax exemption from 2014 to 2015, and tax rate of 12.5% from 2016 to 2018. In November 2018, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2019 and 2020. H-World Information and Technology Co., Ltd. is qualified as high and new tech enterprise, resulting H-World Information and Technology Co., Ltd. subject to a reduced tax rate of 15% in 2019, 2020 and 2021.

Income (loss) before income taxes consists of:

	Years Ended December 31,
	2018	2019	2020
PRC including Hong Kong and Taiwan	1,583	2,334	(392)
Germany	—	—	(1,606)
Other	(190)	231	(281)
Total	1,393	2,565	(2,279)

Tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2018	2019	2020
Current Tax	660	678	338
Deferred Tax	(91)	(38)	(553)
Total	569	640	(215)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2018	2019	2020
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	15%	(3)%	(6)%
Effect of different tax rate of group entities operating in other jurisdictions	4%	1%	(2)%
Effect of change in valuation allowance	(1)%	2%	(10)%
Effect of tax holiday	(3)%	(2)%	1%
Effect of cash dividends	5%	4%	0%
Effect of disposal of subsidiary	1%	—	—
Effect of excess tax benefit of rewards	(5)%	(2)%	1%
Effective tax rate	41%	25%	9%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2018	2019	2020
Aggregate amount	31	45	31
Per share effect—basic	0.11	0.16	0.11
Per share effect—diluted	0.10	0.15	0.11

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Net loss carryforward	243	888
Deferred revenue	260	283
Long-term assets	125	388
Bad debt provision	7	18
Accrued payroll	23	69
Other accrued expenses	19	3
Share-based compensation	23	31
Others	0	12
Valuation allowance	(152)	(369)
Total deferred tax assets, net of valuation allowance	548	1,323
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	449	1,782
Others	42	99
Total deferred tax liabilities	491	1,881
Net deferred tax assets (liabilities)	57	(558)
Analysis as:
Deferred tax assets	548	623
Deferred tax liabilities	491	1,181
Net deferred tax assets (liabilities)	57	(558)

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2018	2019	2020
Balance at the beginning of the year	(123)	(107)	(152)
Provided	(36)	(79)	(249)
Reversed	43	24	32
Written off	9	10	—
Balance at the end of the year	(107)	(152)	(369)

As of December 31, 2020, the Group's PRC subsidiaries had tax loss carryforwards of RMB888, which will expire between 2021 and 2024 if not used, and RMB1,492, which will expire between 2021 and 2028 if not used. The Germany Companies had tax loss carry forwards of RMB1,778, which can be offset in the future without anytime restriction.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2019 and 2020, the Group had recorded liabilities for uncertain tax benefit of approximately RMB18 and RMB50 mainly associated with the interests on intercompany loans and other permanent differences related to Corporate Income and Trade Taxes, respectively. No interest or penalty expense was recorded for the years ended December 31, 2018, 2019 and 2020. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

	Years Ended December 31,
	2018	2019	2020
Balance at January 1	26	14	18
Addition for tax positions	(12)	4	32
Balance at December 31	14	18	50

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. In 2018, the Group revised its dividend policy to maintain a moderate dividend distribution every year with the range of 0.5% to 2.0% of its market capitalization from current year net income starting from 2018. The Group’s board of directors has complete discretion in deciding whether to distribute dividends and the dividend amounts within the approved range. The Group was restricted from distributing cash dividends until June 30, 2021 pursuant to the waiver from certain financial covenants that the Group obtained on April 17, 2020 for the syndicated bank loans and therefore did not accrue PRC dividend withholding tax in 2020. In 2019 and 2020, PRC dividend withholding tax of RMB73 and nil was accrued. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2016 through 2020 on non-transfer pricing matters, and from 2011 through 2020 on transfer pricing matters. Generally, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.

According to the German General Fiscal Code, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.